Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 534,000.00
Previously Paid Amount	0.00
Total Fee Amount	46.46
Total Offset Amount	0.00
Net Fee	46.46
Narrative - Max Aggregate Offering Price	$ 534,000.00
Final Prospectus	true